UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: JUNE 30, 2012

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------



      Signature                      Place                Date of Signing

/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ            AUGUST 2, 2012
----------------------          ---------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            29

Form 13F Information Table Value Total:            $66,600
                                                  (thousands)




List of Other Included Managers:                   NONE


                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
ADVANTAGE OIL & GAS LTD CMN        COM   00765F101   2,970   1,000,000 SH            SOLE        No      X
BILL BARRETT CORPORATION CMN       COM   06846N104   4,284     200,000 SH            SOLE        No      X
CLEAN ENERGY FUELS CORP CMN        COM   184499101   4,001     258,100 SH            SOLE        No      X
COMSTOCK RESOURCES INC(NEW) CMN    COM   205768203   4,516     275,000 SH            SOLE        No      X
CALL/CRK
  @  20 EXP 09/22/2012             CALL  205768203       5          60 SH    CALL    SOLE        No                  X
DELTA AIR LINES, INC. CMN          COM   247361702   1,095     100,000 SH            SOLE        No      X
EXCO RESOURCES INC CMN             COM   269279402   5,313     700,000 SH            SOLE        No      X
CALL/XCO
  @  8 EXP 09/22/2012              CALL  269279402      98       1,500 SH    CALL    SOLE        No                  X
ENCANA CORPORATION CMN             COM   292505104   2,083     100,000 SH            SOLE        No      X
CALL/ECA
  @  23 EXP 07/21/2012             CALL  292505104      18       1,000 SH    CALL    SOLE        No                  X
CALL/ECA
  @  25 EXP 01/19/2013             CALL  292505104      95       1,000 SH    CALL    SOLE        No                  X
FOREST OIL CORPORATION CMN         COM   346091705   3,702     505,000 SH            SOLE        No      X
CALL/FST
  @  14 EXP 08/18/2012             CALL  346091705       3       1,000 SH    CALL    SOLE        No                  X
CALL/GDP
  @  20 EXP 09/22/2012             CALL  382410405      43       1,000 SH    CALL    SOLE        No                  X
PETROQUEST ENERGY, INC. CMN        COM   716748108   2,500     500,000 SH            SOLE        No      X
QEP RESOURCES, INC. CMN            COM   74733V100   4,496     150,000 SH            SOLE        No      X
QUICKSILVER RESOURCES INC CMN      COM   74837R104   5,149     950,000 SH            SOLE        No      X
RANGE RESOURCES CORPORATION CMN    COM   75281A109   1,547      25,000 SH            SOLE        No      X
SOUTHWESTERN ENERGY CO. CMN        COM   845467109   4,790     150,000 SH            SOLE        No      X
US AIRWAYS GROUP INC CMN           COM   90341W108   1,333     100,000 SH            SOLE        No      X
ULTRA PETROLEUM CORP CMN           COM   903914109   5,768     250,000 SH            SOLE        No      X
CALL/UPL
  @  22 EXP 09/22/2012             CALL  903914109     285       1,000 SH    CALL    SOLE        No                  X
CALL/UPL
  @  27 EXP 09/22/2012             CALL  903914109      85       1,000 SH    CALL    SOLE        No                  X
UNITED CONTINENTAL HOLDING INC CMN COM   910047109   1,217      50,000 SH            SOLE        No      X
US NATURAL GAS FUND LP ETF         ETF   912318201   5,305     275,000 SH            SOLE        No      X
WESTPORT INNOVATIONS INC CMN       COM   960908309   1,838      50,000 SH            SOLE        No      X
CALL/WPRT
  @  55 EXP 07/21/2012             CALL  960908309       1         500 SH    CALL    SOLE        No                  X
WPX ENERGY, INC. CMN               COM   98212B103   4,045     250,000 SH            SOLE        No      X
CALL/
  @  20 EXP 08/18/2012             CALL  98212B103      15       1,000 SH    CALL    SOLE        No                  X
                                                    66,600